Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 2.1%
663		Electronic Arts, Inc.	$73,553	0.0
21,265	(1)	Frontier Communications Parent, Inc.	581,810	0.3
21,497	(1)	Iridium Communications, Inc.	1,319,271	0.7
4,541	(1)	Live Nation Entertainment, Inc.	327,224	0.2
4,473		Nexstar Media Group, Inc.	831,531	0.5
17,604		TEGNA, Inc.	306,310	0.2
5,408	(1)	TripAdvisor, Inc.	116,651	0.1
1,559	(1)	Ziff Davis, Inc.	123,130	0.1
2,867	(1)	ZoomInfo Technologies, Inc.	69,295	0.0
			3,748,775	2.1

		Consumer Discretionary: 14.7%
8,530	(1)	Autonation, Inc.	1,164,430	0.7
116	(1)	Autozone, Inc.	288,439	0.2
4,459		BorgWarner, Inc.	224,199	0.1
16,416		Boyd Gaming Corp.	1,069,174	0.6
10,138		Brunswick Corp.	886,264	0.5
2,118	(1)	Carmax, Inc.	146,227	0.1
8,524	(1)	CROCS, Inc.	1,037,456	0.6
38,069		Dana, Inc.	603,013	0.3
2,258	(1)	Deckers Outdoor Corp.	940,118	0.5
9,799		Dick's Sporting Goods, Inc.	1,260,445	0.7
1,131	(1)	Five Below, Inc.	231,063	0.1
7,593	(1),(2)	GameStop Corp.	146,013	0.1
36,473		Gentex Corp.	1,041,304	0.6
4,170		Genuine Parts Co.	737,506	0.4
27,660	(1)	Goodyear Tire & Rubber Co.	314,218	0.2
2,053		H&R Block, Inc.	75,550	0.0
16,821		Harley-Davidson, Inc.	799,839	0.5
6,559		Lear Corp.	915,964	0.5
14,667		Leggett & Platt, Inc.	505,865	0.3
948		Lithia Motors, Inc.	241,911	0.1
10,325		LKQ Corp.	591,519	0.3
659	(1)	Lululemon Athletica, Inc.	203,763	0.1
25,112		Macy's, Inc.	513,792	0.3
5,817		Marriott Vacations Worldwide Corp.	889,943	0.5
41,201	(1)	Mattel, Inc.	741,206	0.4
4,137		MGM Resorts International	177,932	0.1
6,942	(2)	Nordstrom, Inc.	135,230	0.1
1,907	(1)	Ollie's Bargain Outlet Holdings, Inc.	109,729	0.1
25,859	(1)	Penn Entertainment, Inc.	789,475	0.4
961		Penske Auto Group, Inc.	138,528	0.1
8,919		PVH Corp.	715,661	0.4
11,409	(1)	Scientific Games Corp.	714,318	0.4
14,296		Service Corp. International	965,409	0.5
29,509	(1)	Taylor Morrison Home Corp.	1,057,307	0.6
10,318		Tempur Sealy International, Inc.	440,991	0.2
4,400		Thor Industries, Inc.	400,356	0.2
2,586	(1)	TopBuild Corp.	536,828	0.3
18,951		Travel + Leisure Co.	794,994	0.5
67,468	(1)	Under Armour, Inc. - Class A	669,957	0.4
3,836	(1)	Victoria's Secret & Co.	152,059	0.1
39,615		Wendy's Company	869,945	0.5
5,190		Williams-Sonoma, Inc.	648,335	0.4
1,254		Wingstop, Inc.	213,619	0.1
6,027		Wyndham Hotels & Resorts, Inc.	464,200	0.3
11,817	(1)	YETI Holdings, Inc.	460,627	0.3
			26,024,721	14.7

		Consumer Staples: 3.5%
18,966	(1)	BellRing Brands, Inc.	585,670	0.3
7,723	(1)	BJ's Wholesale Club Holdings, Inc.	554,512	0.3
1,443	(1)	Boston Beer Co., Inc.	467,243	0.3
580		Casey's General Stores, Inc.	120,611	0.1
4,586	(1)	Celsius Holdings, Inc.	416,409	0.2
930		Coca-Cola Consolidated, Inc.	517,871	0.3
11,993	(1)	Darling Ingredients, Inc.	758,797	0.4
38,865		Flowers Foods, Inc.	1,083,556	0.6
13,148	(1)	Performance Food Group Co.	744,045	0.4
3,671	(1)	Post Holdings, Inc.	330,243	0.2
7,413		Tyson Foods, Inc.	439,146	0.3
4,659	(1)	US Foods Holding Corp.	174,852	0.1
			6,192,955	3.5

		Energy: 3.5%
22,985	(1)	Antero Resources Corp.	602,207	0.3
16,232		Baker Hughes Co.	496,699	0.3
6,503		ChampionX Corp.	198,797	0.1
2,512		Cheniere Energy, Inc.	395,238	0.2
34,777	(1)	CNX Resources Corp.	533,827	0.3
1,998		Diamondback Energy, Inc.	280,879	0.2
7,234		EQT Corp.	240,024	0.1
78,852		Equitrans Midstream Corp.	475,478	0.3
6,982		HF Sinclair Corp.	347,145	0.2
11,178		Matador Resources Co.	601,265	0.3
7,676		PBF Energy, Inc.	335,518	0.2
23,446		Range Resources Corp.	631,635	0.4
118,340	(1)	Southwestern Energy Co.	627,202	0.3
6,295		Targa Resources Corp.	466,459	0.3
			6,232,373	3.5

		Financials: 15.9%
4,511		Affiliated Managers Group, Inc.	719,098	0.4
8,596		American Financial Group, Inc.	1,152,810	0.6
1,353		Ameriprise Financial, Inc.	463,903	0.3
53,617		Annaly Capital Management, Inc.	1,108,800	0.6
1,647		Ares Management Corp.	132,798	0.1
16,492		Bank OZK	759,127	0.4

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
10,872		Citizens Financial Group, Inc.	$454,015	0.3
26,974		CNO Financial Group, Inc.	691,074	0.4
16,323	(1)	Columbia Banking System, Inc.	485,266	0.3
17,864		Commerce Bancshares, Inc.	1,181,704	0.7
6,024		Cullen/Frost Bankers, Inc.	794,084	0.4
18,254		East West Bancorp, Inc.	1,391,137	0.8
8,500		Essent Group Ltd.	365,075	0.2
6,544		Evercore, Inc.	858,442	0.5
249		Everest Re Group Ltd.	95,609	0.0
15,239		First American Financial Corp.	865,270	0.5
14,441		FNB Corp.	206,073	0.1
24,209		Hancock Whitney Corp.	1,189,146	0.7
4,973		Hartford Financial Services Group, Inc.	389,286	0.2
17,284		International Bancshares Corp.	838,792	0.5
32,315		Jefferies Financial Group, Inc.	1,221,184	0.7
1,562		Kemper Corp.	96,219	0.0
5,319		Lazard Ltd.	198,718	0.1
10,361		Loews Corp.	632,953	0.4
44,779		MGIC Investment Corp.	616,159	0.3
20,167		Navient Corp.	364,014	0.2
27,506		Old Republic International Corp.	725,333	0.4
8,306		Pinnacle Financial Partners, Inc.	615,392	0.3
6,628		Popular, Inc.	473,239	0.3
790		Primerica, Inc.	151,633	0.1
11,904		Prosperity Bancshares, Inc.	874,825	0.5
8,481		Reinsurance Group of America, Inc.	1,225,250	0.7
34,884		Rithm Capital Corp.	317,444	0.2
19,555		Starwood Property Trust, Inc.	374,674	0.2
12,252		Stifel Financial Corp.	818,801	0.5
7,699		Synovus Financial Corp.	321,895	0.2
11,815		UMB Financial Corp.	1,071,148	0.6
30,218		Unum Group	1,346,212	0.8
24,115		Washington Federal, Inc.	845,713	0.5
1,766		Webster Financial Corp.	93,810	0.0
764		Willis Towers Watson PLC	179,051	0.1
13,705		Wintrust Financial Corp.	1,262,642	0.7
3,576		Zions Bancorp NA	181,017	0.1
			28,148,835	15.9

		Health Care: 8.9%
3,427		Agilent Technologies, Inc.	486,531	0.3
2,100	(1)	Amedisys, Inc.	193,095	0.1
1,092		AmerisourceBergen Corp.	169,872	0.1
3,454		Bruker Corp.	238,050	0.1
7,677	(1),(2)	Doximity, Inc.	258,178	0.2
12,461	(1)	Envista Holdings Corp.	481,742	0.3
40,017	(1)	Exelixis, Inc.	683,490	0.4
13,036	(1)	Globus Medical, Inc.	760,520	0.4
14,516	(1)	Halozyme Therapeutics, Inc.	696,623	0.4
5,662	(1)	HealthEquity, Inc.	368,993	0.2
6,510	(1)	Hologic, Inc.	518,456	0.3
6,279	(1)	Inari Medical, Inc.	353,257	0.2
6,988	(1)	Jazz Pharmaceuticals PLC	981,115	0.6
727		Laboratory Corp. of America Holdings	174,015	0.1
8,547	(1)	Lantheus Holdings, Inc.	632,136	0.4
4,387	(1)	LivaNova PLC	207,593	0.1
737	(1)	Masimo Corp.	123,307	0.1
4,029	(1)	Medpace Holdings, Inc.	781,143	0.4
115	(1)	Mettler Toledo International, Inc.	164,877	0.1
2,065	(1)	Molina Healthcare, Inc.	568,556	0.3
10,822	(1)	Neurocrine Biosciences, Inc.	1,115,748	0.6
4,543	(1)	Omnicell, Inc.	247,321	0.1
12,230	(1)	Option Care Health, Inc.	375,094	0.2
22,849		Patterson Cos., Inc.	605,956	0.3
3,023		Perrigo Co. PLC	113,937	0.1
17,394	(1)	Progyny, Inc.	653,319	0.4
5,061	(1)	QuidelOrtho Corp.	440,003	0.3
625	(1)	Repligen Corp.	108,981	0.1
1,048	(1)	Seagen, Inc.	188,315	0.1
4,021	(1)	Shockwave Medical, Inc.	764,955	0.4
7,434	(1)	Staar Surgical Co.	411,769	0.2
4,726	(1)	Syneos Health, Inc.	190,080	0.1
11,768	(1)	Tandem Diabetes Care, Inc.	422,000	0.2
3,250	(1)	United Therapeutics Corp.	799,630	0.5
2,458	(1)	Veeva Systems, Inc.	407,192	0.2
			15,685,849	8.9

		Industrials: 19.7%
6,273		Acuity Brands, Inc.	1,216,711	0.7
19,715		AECOM	1,702,587	1.0
4,797		AGCO Corp.	675,465	0.4
6,682	(1)	ASGN, Inc.	593,362	0.3
3,156	(1)	Avis Budget Group, Inc.	693,247	0.4
1,580	(1)	Axon Enterprise, Inc.	316,490	0.2
17,898	(1)	Builders FirstSource, Inc.	1,517,392	0.9
501	(1)	CACI International, Inc.	146,793	0.1
1,503		Carlisle Cos., Inc.	388,105	0.2
1,050	(1)	Chart Industries, Inc.	140,175	0.1
6,338	(1)	Clean Harbors, Inc.	837,060	0.5
4,271	(1)	Copa Holdings S.A.- Class A	394,427	0.2
10,943	(1)	Copart, Inc.	771,044	0.4
1,494	(1)	CoStar Group, Inc.	105,566	0.1
484		Curtiss-Wright Corp.	84,598	0.0
11,740		Donaldson Co., Inc.	742,555	0.4
5,256	(1)	Driven Brands Holdings, Inc.	147,037	0.1
16,964		Dun & Bradstreet Holdings, Inc.	203,738	0.1
14,875		Flowserve Corp.	516,014	0.3
20,195	(1)	Fluor Corp.	740,551	0.4
8,903		Fortive Corp.	593,474	0.3
2,483	(1)	FTI Consulting, Inc.	456,152	0.3

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,838	(1)	Gates Industrial Corp. PLC	$250,445	0.1
11,538		Graco, Inc.	802,352	0.5
9,209	(1)	Hayward Holdings, Inc.	113,363	0.1
5,001		Hubbell, Inc.	1,257,951	0.7
7,657		Ingersoll Rand, Inc.	444,642	0.3
5,215		Insperity, Inc.	647,129	0.4
55,153	(1)	JetBlue Airways Corp.	457,770	0.3
3,025		KBR, Inc.	166,708	0.1
8,237		Knight-Swift Transportation Holdings, Inc.	468,191	0.3
985		Manpowergroup, Inc.	83,607	0.0
8,072	(1)	Mastec, Inc.	788,796	0.4
1,977	(1)	Middleby Corp.	307,404	0.2
26,495		nVent Electric PLC	1,214,531	0.7
15,192		Owens Corning, Inc.	1,485,626	0.8
1,412		Parker Hannifin Corp.	496,812	0.3
8,722		Pentair PLC	487,909	0.3
9,855		Regal Rexnord Corp.	1,553,542	0.9
4,364		Robert Half International, Inc.	351,826	0.2
400		Rockwell Automation, Inc.	117,972	0.1
6,293		Ryder System, Inc.	616,148	0.3
4,299	(1)	Saia, Inc.	1,164,470	0.7
5,524		Sensata Technologies Holding PLC	279,404	0.2
3,932	(1)	SunPower Corp.	59,059	0.0
3,392	(1)	Sunrun, Inc.	81,544	0.0
14,663		Terex Corp.	868,196	0.5
1,198		Tetra Tech, Inc.	163,994	0.1
4,114		Textron, Inc.	298,388	0.2
15,304		Timken Co.	1,307,727	0.7
1,726		Toro Co.	190,619	0.1
4,094	(1)	Trex Co., Inc.	209,326	0.1
8,157	(2)	U-Haul Holding Co.	523,761	0.3
1,603		United Rentals, Inc.	751,053	0.4
28,004	(1)	Univar Solutions, Inc.	973,139	0.5
803		Watsco, Inc.	244,682	0.1
5,400		Watts Water Technologies, Inc.	946,242	0.5
3,861		Westinghouse Air Brake Technologies Corp.	402,818	0.2
3,116	(1)	WillScot Mobile Mini Holdings Corp.	160,162	0.1
8,211		Woodward, Inc.	812,889	0.5
358		WW Grainger, Inc.	239,298	0.1
			34,772,038	19.7

		Information Technology: 12.0%
24,597	(1)	ACI Worldwide, Inc.	635,832	0.4
16,535	(1)	Allegro MicroSystems, Inc.	722,249	0.4
5,786		Amdocs Ltd.	530,055	0.3
8,823	(1)	Arrow Electronics, Inc.	1,041,026	0.6
1,106	(1)	Aspen Technology, Inc.	234,483	0.1
19,507		Avnet, Inc.	872,158	0.5
9,701	(1)	Calix, Inc.	496,206	0.3
1,649	(1)	Ciena Corp.	79,515	0.0
3,156	(1)	Cirrus Logic, Inc.	324,279	0.2
12,464		Cognex Corp.	591,043	0.3
11,859	(1)	Coherent Corp.	511,479	0.3
1,746	(1)	Commvault Systems, Inc.	102,804	0.1
1,853		Concentrix Corp.	253,565	0.1
20,813	(1)	Dropbox, Inc.	424,585	0.2
15,829	(1)	Dynatrace, Inc.	673,207	0.4
934	(1)	Euronet Worldwide, Inc.	101,666	0.1
2,935	(1)	ExlService Holdings, Inc.	482,837	0.3
2,614	(1)	F5, Inc.	373,750	0.2
1,374	(1)	Fair Isaac Corp.	930,734	0.5
30,325		Genpact Ltd.	1,447,412	0.8
690	(1)	HubSpot, Inc.	266,933	0.1
1,174		Jabil, Inc.	97,477	0.1
1,743		Jack Henry & Associates, Inc.	286,270	0.2
13,815		Juniper Networks, Inc.	425,226	0.2
2,170	(1)	Keysight Technologies, Inc.	347,113	0.2
17,152	(1)	Lattice Semiconductor Corp.	1,457,234	0.8
7,030	(1)	Lumentum Holdings, Inc.	378,284	0.2
6,327	(1)	MACOM Technology Solutions Holdings, Inc.	433,653	0.2
10,355		MAXIMUS, Inc.	849,938	0.5
4,473		MKS Instruments, Inc.	433,568	0.2
802		Monolithic Power Systems, Inc.	388,401	0.2
10,276		National Instruments Corp.	519,041	0.3
16,222	(1)	Palantir Technologies, Inc.	127,180	0.1
952	(1)	Paycom Software, Inc.	275,185	0.2
4,237	(1)	Paylocity Holding Corp.	816,089	0.5
11,708	(1)	Pure Storage, Inc. - Class A	334,146	0.2
6,853	(1)	Qualys, Inc.	809,682	0.5
2,002	(1)	Silicon Laboratories, Inc.	357,417	0.2
1,991	(1)	Synaptics, Inc.	234,162	0.1
3,126		Teradyne, Inc.	316,164	0.2
8,159		Universal Display Corp.	1,108,400	0.6
2,946	(1)	Wolfspeed, Inc.	217,945	0.1
			21,308,393	12.0

		Materials: 6.8%
14,962		Alcoa Corp.	732,240	0.4
1,795		Aptargroup, Inc.	209,512	0.1
7,754		Ashland, Inc.	789,202	0.4
18,862		Avient Corp.	822,949	0.5
2,570		Berry Global Group, Inc.	159,597	0.1
15,721	(1)	Cleveland-Cliffs, Inc.	335,329	0.2
5,663		Eagle Materials, Inc.	794,632	0.5
2,313		FMC Corp.	298,724	0.2
12,118	(1)	Ingevity Corp.	1,000,462	0.6
12,205		Louisiana-Pacific Corp.	714,115	0.4
2,892	(1)	MP Materials Corp.	101,220	0.1
7,339		Reliance Steel & Aluminum Co.	1,818,898	1.0
3,622		Royal Gold, Inc.	430,257	0.2
12,317		RPM International, Inc.	1,091,656	0.6
6,759		Sealed Air Corp.	328,623	0.2
6,225		Steel Dynamics, Inc.	785,035	0.4
29,823		United States Steel Corp.	913,478	0.5
3,483		Valvoline, Inc.	122,602	0.1
16,290		WestRock Co.	511,506	0.3
			11,960,037	6.8

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 7.6%
10,349	Brixmor Property Group, Inc.	$234,301	0.1
5,063	(1) CBRE Group, Inc.	431,064	0.2
7,195	(2) Cousins Properties, Inc.	176,206	0.1
31,696	CubeSmart	1,489,395	0.8
682	EastGroup Properties, Inc.	111,350	0.1
21,996	First Industrial Realty Trust, Inc.	1,160,289	0.7
33,485	Highwoods Properties, Inc.	887,353	0.5
13,538	Host Hotels & Resorts, Inc.	227,438	0.1
16,575	Independence Realty Trust, Inc.	299,842	0.2
8,610	Iron Mountain, Inc.	454,178	0.3
6,225	(1) Jones Lang LaSalle, Inc.	1,086,014	0.6
24,085	Kilroy Realty Corp.	867,542	0.5
21,574	Kite Realty Group Trust	468,587	0.3
13,963	Lamar Advertising Co.	1,459,971	0.8
6,095	Life Storage, Inc.	734,569	0.4
2,691	Mid-America Apartment Communities, Inc.	430,829	0.2
27,993	National Retail Properties, Inc.	1,268,643	0.7
12,192	National Storage Affiliates Trust	515,722	0.3
59,857	Physicians Realty Trust	887,679	0.5
1,507	Rexford Industrial Realty, Inc.	91,113	0.1
1,980	Spirit Realty Capital, Inc.	81,536	0.1
		13,363,621	7.6

	Utilities: 3.3%
4,498	Atmos Energy Corp.	507,420	0.3
10,718	Black Hills Corp.	658,192	0.4
695	DTE Energy Co.	76,249	0.0
3,243	Edison International	214,719	0.1
2,231	Essential Utilities, Inc.	95,442	0.1
19,362	National Fuel Gas Co.	1,109,055	0.6
16,344	NiSource, Inc.	448,316	0.2
10,600	OGE Energy Corp.	378,632	0.2
13,921	ONE Gas, Inc.	1,115,907	0.6
11,747	PPL Corp.	317,991	0.2
8,168	Southwest Gas Holdings, Inc.	514,666	0.3
9,552	UGI Corp.	355,621	0.2
6,044	Vistra Corp.	132,908	0.1
		5,925,118	3.3

	Total Common Stock
	(Cost $151,147,513)	173,362,715	98.0

EXCHANGE-TRADED FUNDS: 1.9%
12,927	iShares Core S&P Mid-Cap ETF	3,352,488	1.9

	Total Exchange-Traded Funds
	(Cost $3,281,368)	3,352,488	1.9

	Total Long-Term Investments
	(Cost $154,428,881)	176,715,203	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.7%
218,038	(3) Bank of America Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $218,065, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $222,399, due 09/01/28-03/01/61)	$218,038	0.1
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $1,000,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 04/04/23-02/15/53)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $1,218,038)	1,218,038	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
216,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
	(Cost $216,000)	216,000	0.1

	Total Short-Term Investments
	(Cost $1,434,038)	1,434,038	0.8

	Total Investments in Securities (Cost $155,862,919)	$178,149,241	100.7
	Liabilities in Excess of Other Assets	(1,196,558)	(0.7)
	Net Assets	$176,952,683	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2023.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$173,362,715	$–	$–	$173,362,715
Exchange-Traded Funds	3,352,488	–	–	3,352,488
Short-Term Investments	216,000	1,218,038	–	1,434,038
Total Investments, at fair value	$176,931,203	$1,218,038	$–	$178,149,241

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $156,386,337.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,693,093
Gross Unrealized Depreciation	(7,930,189)

Net Unrealized Appreciation	$21,762,904